Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Dunham Funds
Prospectus Date	rr_ProspectusDate	Feb. 28, 2019
Dunham Emerging Markets Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001420040_SupplementTextBlock

DUNHAM FUNDS

Dunham Emerging Markets Stock Fund

Class A (DAEMX)

Class C (DCEMX)

Class N (DNEMX)

Supplement dated April 1, 2019 to the Statutory Prospectus dated February 28, 2019 (the “Prospectus”) and the Summary Prospectus dated February 28, 2019 (the “Summary Prospectus”). This Supplement updates and supersedes any contrary information contained in the Prospectus and Summary Prospectus.

The purpose of this supplement is to describe important changes to the Dunham Emerging Markets Stock Fund (the “Fund”).

Effective April 1, 2019, NS Partners Ltd. (“NS Partners” or “Sub-Adviser”) replaces Bailard, Inc. (“Bailard”) as sub-adviser to the Fund.

Reference is made to the section entitled “Fees and Expenses of the Fund” beginning on page 53 of the Prospectus and page 1 of the Summary Prospectus. The tables describing the expenses of the Fund are deleted in their entirety and replaced with the following:

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example Supplement [Text Block]	cik0001420040_ExpenseExampleSupplementTextBlock	The table under the sub-heading “Example” that describes the costs of investing in shares of the Fund is deleted in its entirety and replaced with the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Reference is made to the heading entitled “Principal Investment Strategies” beginning on page 53 of the Prospectus and on page 2 of the Summary Prospectus. The last two paragraphs under this section are deleted in their entirety and replaced with the following paragraph:

The Sub-Adviser’s disciplined investment process seeks to capture returns from identifying the inefficiencies from markets failing to price in the impact of economic liquidity (especially monetary conditions), the under-appreciated impact of structural change, and the underpricing of sustainable competitive advantage in companies. Therefore, the Sub-Adviser generally buys stocks of companies in countries that exhibit these traits and are generating high and improving Returns on Invested Capital and generally sells stocks of companies that are less attractive regarding the aforementioned metrics.

Dunham Emerging Markets Stock Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price for purchases of $1 million or more)	rr_MaximumDeferredSalesChargeOverOfferingPrice	0.75%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.10%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.77%
1 Year	rr_ExpenseExampleYear01	$ 745
3 Years	rr_ExpenseExampleYear03	1,100
5 Years	rr_ExpenseExampleYear05	1,479
10 Years	rr_ExpenseExampleYear10	$ 2,539
Dunham Emerging Markets Stock Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price for purchases of $1 million or more)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.10%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.52%
1 Year	rr_ExpenseExampleYear01	$ 255
3 Years	rr_ExpenseExampleYear03	785
5 Years	rr_ExpenseExampleYear05	1,340
10 Years	rr_ExpenseExampleYear10	$ 2,856
Dunham Emerging Markets Stock Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price for purchases of $1 million or more)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.10%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.52%
1 Year	rr_ExpenseExampleYear01	$ 155
3 Years	rr_ExpenseExampleYear03	480
5 Years	rr_ExpenseExampleYear05	829
10 Years	rr_ExpenseExampleYear10	$ 1,813

[1]	Management Fees have been restated to reflect a new Sub-Advisory agreement that is effective April l, 2019. The Management fees assume the Sub-Adviser’s base fee. Actual Sub-Advisory fees may be higher or lower depending on Fund performance. The new Sub-Advisory fee is a fulcrum fee with a base or fulcrum of 45 bps (0.45%) and can range from 0.05% to 0.85%, depending on the effect of performance fees.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.